Capital Stock	6 Months Ended
Jun. 30, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Capital Stock
Capital Stock
The authorized capital stock of Teekay at June 30, 2017 and December 31, 2016 was 25 million shares of preferred stock, with a par value of $1 per share, and 725 million shares of common stock, with a par value of $0.001 per share. As at June 30, 2017, Teekay had no shares of preferred stock issued.
During the six months ended June 30, 2017, Teekay issued 0.1 million shares of common stock pursuant to stock options, restricted stock units and restricted stock awards.
During the six months ended June 30, 2017 and 2016, the Company granted 731,405 and 916,015 stock options with exercise prices of $10.18 and $9.44 per share, respectively, 343,330 and 238,609 restricted stock units with fair values of $3.5 million and $2.3 million, respectively, nil and 311,691 performance share units with fair values of $nil and $3.6 million, respectively, and 83,739 and 67,000 shares of restricted stock awards with fair values of $0.9 million and $0.6 million, respectively, to certain of the Company’s employees and directors. Each stock option has a ten-year term and vests equally over three years from the grant date. Each restricted stock unit, restricted stock award and performance share unit is equal in value to one share of the Company’s common stock plus reinvested dividends from the grant date to the vesting date. The restricted stock units vest equally over three years from the grant date and the performance share units vest three years from the grant date. Upon vesting, the value of the restricted stock units, restricted stock awards and performance share units are paid to each grantee in the form of shares or cash. The number of performance share units that vest will range from zero to a multiple of the original number granted, based on certain performance and market conditions.
The weighted-average grant-date fair value of stock options granted during March 2017 was $4.71 per stock option. The fair value of each stock option granted was estimated on the grant date using the Black-Scholes option pricing model. The following weighted-average assumptions were used in computing the fair value of the stock options granted: expected volatility of 62.4%; expected life of 5.5 years; dividend yield of 2.5%; risk-free interest rate of 2.0%; and estimated forfeiture rate of 7.4%. The expected life of the stock options granted was estimated using the historical exercise behavior of employees. The expected volatility was generally based on historical volatility as calculated using historical data during the five years prior to the grant date.
Share-based Compensation of Subsidiaries
During the six months ended June 30, 2017 and 2016, 56,950 and 76,084 common units of Teekay Offshore, 17,345 and 32,723 common units of Teekay LNG and nil and 9,358 shares of Class A common stock of Teekay Tankers, respectively, with aggregate values of $0.6 million and $0.7 million, respectively, were granted and issued to the non-management directors of the general partners of Teekay Offshore and Teekay LNG and the non-management directors of Teekay Tankers as part of their annual compensation for 2017 and 2016.
Teekay Offshore, Teekay LNG and Teekay Tankers grant equity-based compensation awards as incentive-based compensation to certain employees of Teekay’s subsidiaries that provide services to Teekay Offshore, Teekay LNG and Teekay Tankers. During March 2017 and 2016, Teekay Offshore and Teekay LNG granted phantom unit awards and Teekay Tankers granted restricted stock-based compensation awards with respect to 321,318 and 601,368 common units of Teekay Offshore, 60,809 and 132,582 common units of Teekay LNG and 382,437 and 279,980 Class A common shares of Teekay Tankers, respectively, with aggregate grant date fair values of $3.5 million and $4.9 million, respectively, based on Teekay Offshore, Teekay LNG and Teekay Tankers’ closing unit or stock prices on the grant dates. Each phantom unit or restricted stock unit is equal in value to one of Teekay Offshore’s, Teekay LNG’s or Teekay Tankers’ common units or common shares plus reinvested distributions or dividends from the grant date to the vesting date. The awards vest equally over three years from the grant date. Upon vesting, the awards are paid to a substantial majority of the grantees in the form of common units or common shares, net of withholding tax. During March 2017, Teekay Tankers granted 486,329 and 396,412 stock options with an exercise price of $2.23 per share to officers and non-management directors of Teekay Tankers, respectively. Each stock option granted in March 2017 has a ten-year term and vests equally over three years from the grant date. During March 2016, Teekay Tankers granted 216,043 stock options with an exercise price of $3.74 per share to an officer of Teekay Tankers. Each stock option granted in March 2016 has a ten-year term and vests equally over three years from the grant date.